TRADE RECEIVABLES, NET (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 5,758	$ 4,684
Allowance for doubtful accounts	1,162	904	$ 1,101
Trade receivables, net	4,596	3,780
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	658	167
Allowance for doubtful accounts	104	12
Trade receivables, net	554	155
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	777	271
Allowance for doubtful accounts	120	19
Trade receivables, net	657	252
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	200	314
Allowance for doubtful accounts	99	44
Trade receivables, net	101	270
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	372	253
Allowance for doubtful accounts	103	235
Trade receivables, net	269	18
Later than four months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	789	862
Allowance for doubtful accounts	610	587
Trade receivables, net	179	275
Financial assets past due but not impaired [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	2,962	2,817
Allowance for doubtful accounts	126	7
Trade receivables, net	$ 2,836	$ 2,810